                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

               NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE

    A FLEXIBLE PREMIUM LIFE INSURANCE CONTRACT OFFERED TO INDIVIDUALS UNDER
     NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

                       Supplement dated November 2, 2005
                        to Prospectus dated May 1, 2005

     This supplement amends the May 1, 2005 Prospectus for the NYLIAC Corporate Sponsored Variable Universal Life Policies ("Policies"). You should read this information carefully before you invest. This supplement is not valid unless it is read in conjunction with the May 1, 2005 Prospectus for the Policies. The terms we use in this supplement have the same meanings as in the Prospectus for the Policies.

     The purpose of this supplement is to describe changes to an Investment Division effective November 11, 2005. Keeping this purpose in mind, please note the following changes.

I.  INVESTMENT DIVISION NAME CHANGE EFFECTIVE NOVEMBER 11, 2005

     Effective November 11, 2005, all references to MainStay VP Growth--Initial Class are changed to MainStay VP Large Cap Growth--Initial Class.

     Effective November 11, 2005, on page 13 of the Prospectus, in the table of FUNDS AND ELIGIBLE PORTFOLIOS, delete the description of MainStay VP Growth--Initial Class in its entirety, and replace it with the following:

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               FUND                         INVESTMENT ADVISER                 INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------------
 MainStay VP Series Fund, Inc.
  --MainStay VP Large Cap               Subadvisor: Winslow Capital      - Seeks to invest, under normal
    Growth--Initial Class                     Management, Inc.             circumstances, at least 80% of
                                                                           its assets (net assets plus the
                                                                           amount of any borrowing for
                                                                           investment purposes) in large
                                                                           capitalization equity
                                                                           securities.
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

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                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010